GOODWILL (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in goodwill [abstract]
Goodwill as of beginning of the year	$ 11,832	$ 11,832
Goodwill as of end of the year	$ 11,832	$ 11,832